UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Investment Grade Municipal Trust

8/31/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 149.4%
Airport and Port Revenue – 0.2%
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	$250,000	$256,005
General Obligations – General Purpose – 5.5%
Chicago, IL (Emergency Telecommunications Systems), FGIC, 5.5%, 2023	$1,000,000	$1,098,010
Chicago, IL, “A”, AMBAC, 6.25%, 2014	1,480,000	1,700,875
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2030 (a)	415,000	422,777
Highlands Ranch, CO, Metropolitan District, FSA, 6.5%, 2011	650,000	718,283
Highlands Ranch, CO, Metropolitan District, ETM, FSA, 6.5%, 2011 (c)	725,000	804,663
St. Clair County, IL, Capital Appreciation, FGIC, 0%, 2016 (f)	2,000,000	1,426,380
State of California, 5.75%, 2019	70,000	70,823
		$6,241,811
General Obligations – Improvement – 1.5%
St. Clair County, IL, Public Building Capital Appreciation, “B”, FGIC, 0%, 2013	$2,000,000	$1,653,740
General Obligations - Schools – 6.0%
Modesto, CA, High School District (Stanislaus County), “A”, FGIC, 0%, 2019	$1,350,000	$797,850
Pomona, CA, Unified School District, “A”, MBIA, 6.45%, 2022	1,000,000	1,132,270
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	640,000	624,250
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,077,810
West Contra Costa, CA, Unified School District, “B”, MBIA, 6%, 2024	250,000	281,413
Will County, IL, School District (Channahon), AMBAC, 8.5%, 2015	1,400,000	1,835,848
Frenship, TX, Independent School District , FSA, 5%, 2033	1,000,000	997,170
		$6,746,611
Healthcare Revenue – Hospitals – 30.1%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$282,678
Arizona Health Facilities Authority Rev. (Banner Health System), “D”, 5.5%, 2038	535,000	523,765
Augusta County, VA, Industrial Development Authority (Augusta Health Care, Inc.), 5.25%, 2019	1,000,000	1,043,300
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	135,000	128,728
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	120,000	118,878
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	165,000	162,012
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (a)	200,000	204,658
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	335,000	341,539
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	464,140
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	360,000	360,796
California Statewide Communities Development Authority Rev. (St. Joseph Health System), “C”, FGIC, 5.75%, 2047	490,000	504,029
Cass County, MO, Hospital Rev., 5.625%, 2038	135,000	121,657
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	200,000	198,274
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	175,000	172,874
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	370,000	360,561
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	100,000	83,272
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	799,672
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	440,000	480,058

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Hospitals – continued
Henderson, NV, Health Care Facilities Rev. (Catholic West), “A”, 6.75%, 2010 (c)	$60,000	$64,934
Illinois Development Finance Authority Hospital Rev. (Adventist Health Systems Sunbelt Obligatory), 5.5%, 2009 (c)	900,000	946,719
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	540,000	528,584
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	470,000	470,315
Illinois Finance Authority Rev. (Kishhealth Systems Obligations Group), 5.75%, 2028	380,000	379,533
Illinois Finance Authority Rev. (Rush University Medical Center), “B”, MBIA, 5.25%, 2035	100,000	95,003
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	500,000	537,840
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	225,000	219,668
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	845,000	722,475
Indiana Health & Educational Facilities Financing Authority Rev. (Jackson County Schneck Memorial Hospital), “A”, 5.25%, 2036	350,000	321,195
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	515,000	514,959
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	143,411
Jackson, TN, Town Hospital Rev. (Jackson-Madison County General Hospital), 5.5%, 2033	190,000	185,244
Jackson, TN, Town Hospital Rev. (Jackson-Madison County General Hospital), 5.75%, 2041	380,000	375,569
Lake County, OH, Hospital Facilities Rev., (Lake Hospital), “C”, 6%, 2043	265,000	254,578
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	380,000	354,608
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital, St. Mary’s Healthcare), 6.125%, 2037	255,000	258,162
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	40,771
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	40,035
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 5%, 2034	250,000	252,470
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	365,000	367,960
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	300,000	272,352
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	250,000	273,200
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	65,000	61,820
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	95,000	92,830
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	250,000	300,828
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	430,000	435,414
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	165,000	158,725
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “R”, 5.75%, 2009 (c)	630,000	654,986
Massachusetts Health & Educational Facilities Authority Rev., Unrefunded (South Shore Hospital), “F”, 5.75%, 2029	370,000	362,926
Michigan State Hospital Finance Authority (McLaren Health Care), 5.75%, 2038	390,000	386,868
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	440,000	498,027

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Hospitals – continued
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	$60,000	$60,183
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	254,427
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	391,611
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	100,000	112,315
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	200,000	200,024
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	300,000	300,036
Northampton County, PA, General Purpose Authority Hospital Rev., (St. Luke’s Hospital), “A”, 5.5%, 2040	115,000	108,102
Northampton County, PA, General Purpose Authority Hospital Rev., (St. Luke’s Hospital), “A”, 5.5%, 2035	100,000	95,019
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	167,447
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, MBIA, 6.25%, 2013	720,000	813,096
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, ETM, 6.25%, 2013 (c)	1,740,000	2,003,436
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “E”, 6%, 2009 (c)	5,000	5,259
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “E”, 6%, 2026	170,000	173,883
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	395,000	358,624
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	494,991
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2021	65,000	68,927
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	500,000	426,430
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	575,000	558,170
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	65,000	61,194
South Broward, FL, Hospital District Rev., 5.625%, 2012 (c)	1,000,000	1,110,270
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), “A”, 5.5%, 2012 (c)	110,000	122,047
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), “B”, 5.5%, 2023	390,000	395,355
South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals & Health Systems), “A”, 5.25%, 2034	250,000	242,040
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	380,000	385,096
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	842,960
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligations Group), 5.25%, 2023	325,000	312,107
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligated Group), 5.25%, 2036	615,000	543,236
St. Paul, MN, Port Authority Lease Rev. (Regions Hospital), “1”, 5%, 2036	675,000	552,002
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,000,000	910,970
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	116,463
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	874,530

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Hospitals – continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott and White Memorial Hospital), “A”, 5.5%, 2031	$85,000	$84,996
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	230,974
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	189,328
University of Kansas Hospital Authority Health Facilities Rev. (KU Health Systems), 5.625%, 2012 (c)	500,000	555,590
Washington Health Care Facilities Authority Rev. (Highline Medical Center), 6.25%, 2036	700,000	730,954
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	570,000	537,949
West Virginia Hospital Finance Authority Rev. (Thomas Health System), 6.5%, 2038	285,000	268,550
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	178,052
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	391,634
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	577,469
		$33,728,646
Healthcare Revenue – Long Term Care – 8.9%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$500,000	$501,670
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	495,120
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	592,765
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	504,315
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	720,000	725,299
Cole County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Lutheran Senior Services), 5.5%, 2035	500,000	459,015
Connecticut Development Authority First Mortgage Gross Rev., Health Care Project (Elim Park Baptist, Inc. Project), 5.75%, 2023	250,000	250,648
Delaware County, PA, Industrial Development Authority Rev. (Care Institute-Main Line LLC), 9%, 2031 (d)	535,000	389,180
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	250,000	228,855
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	270,000	217,029
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	440,000	412,698
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	454,050
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	250,000	286,045
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	250,288
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	226,415
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	455,000	430,180
Kentwood, MI, Economic Development Ltd. (Holland Home), “A”, 5.375%, 2036	500,000	435,175
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	355,751
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2009 (c)	175,000	183,978
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	200,000	201,238
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	200,000	181,954
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	267,795

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Long Term Care – continued
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	$310,000	$287,082
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	87,980
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2024	250,000	256,050
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	150,000	140,030
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	204,880
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	500,000	498,650
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), “A”, 5.875%, 2021	500,000	491,860
		$10,015,995
Human Services – 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$219,000
Industrial Revenue – Airlines – 0.1%
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$105,000	$62,938
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	105,000	61,891
		$124,829
Industrial Revenue – Chemicals – 0.4%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$500,000	$421,465
Industrial Revenue – Other – 3.6%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	$200,000	$199,950
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	259,280
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	345,000	318,915
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	236,380
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	244,685
Missouri Development Finance Board Solid Waste Disposal Rev. (Procter & Gamble Paper Products), 5.2%, 2029	250,000	245,663
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	486,875
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,048,160
Washington County, NE, Wastewater Facilities Rev. (Cargill, Inc. Project), 5.9%, 2027	1,000,000	1,014,530
		$4,054,438
Industrial Revenue – Paper – 1.4%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	$275,000	$313,816
Camden, AR, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2018	500,000	447,895
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	250,000	220,710
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), “B”, 6.7%, 2022	325,000	332,846
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	303,638
		$1,618,905
Miscellaneous Revenue – Entertainment & Tourism – 0.9%
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	$100,000	$103,587

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue – Entertainment & Tourism – continued
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	$360,000	$374,314
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	311,560
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	250,000	221,580
		$1,011,041
Miscellaneous Revenue – Other – 2.2%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2024	$90,000	$84,577
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2019	190,000	187,901
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2020	155,000	151,243
District of Columbia Rev. (Smithsonian Institution), 5%, 2028	1,000,000	1,011,270
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	587,058
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	455,000	428,228
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	85,000	75,902
		$2,526,179
Multi-Family Housing Revenue – 5.9%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$508,190
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	370,000	370,000
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	543,665
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2050 (a)(n)	500,000	538,915
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	245,000	247,305
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	445,160
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	398,716	349,554
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	455,000	435,094
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	250,000	229,915
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (a)(n)	1,000,000	1,006,350
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	418,795
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	227,741	224,263
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	467,650
Tacoma, WA, Housing Authority Multi-Family Rev. (HSG-GNMA Collateral Mortgage Loans Redwood), 5.05%, 2037	1,040,000	917,675
		$6,702,531
Sales & Excise Tax Revenue – 1.9%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$252,068
Massachusetts Bay Transportation Authority Sales Tax Rev., “A”, 5%, 2031	750,000	787,718
Tampa Bay, FL, Sports Authority Rev. (Sales Tax-Tampa Bay Arena), MBIA, 5.75%, 2025	1,000,000	1,095,820
		$2,135,606
Single Family Housing – Local – 0.8%
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 7.15%, 2031	$15,000	$15,000
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	489,299	407,185
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	468,595
		$890,780
Single Family Housing – State – 2.3%
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	$45,000	$46,429
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	500,000	450,695
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	895,000	784,655
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	470,000	438,449

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing – State – continued
Tennessee Housing Development Agency (Homeownership Program 2007), 4.65%, 2027	$1,000,000	$877,580
		$2,597,808
Solid Waste Revenue – 2.0%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$1,000,000	$997,010
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	1,250,000	1,241,963
		$2,238,973
State & Agency – Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$97,039
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	93,232
		$190,271
State & Local Agencies – 15.8%
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2014 (j)	$355,000	$384,763
Andover, MN, Economic Development Authority Public Facilities Lease Rev. (Andover Community Center), 5%, 2019 (c)	245,000	255,229
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	500,000	489,985
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	248,713
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	551,120
Hibbing, MN, Economic Development Authority Rev. (Public Project Hibbing Lease Obligations), 6.4%, 2012	335,000	335,864
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	2,820,000	3,195,314
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	518,535
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	332,367
Los Angeles County, CA, Schools Regionalized Business Service Corp., Capital Appreciation Pooled Financing, “A”, AMBAC, 0%, 2021	2,135,000	1,117,288
Missouri Development Finance Board Infrastructure Facilities Rev. (Eastland Center Project), “A”, 5%, 2021	570,000	559,552
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,670,400
New York Urban Development Corp. Rev. (State Facilities), 5.6%, 2015	1,000,000	1,111,260
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	322,774
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), AMBAC, 0%, 2018	300,000	186,816
Utah Building Ownership Authority Lease Rev. (State Facilities Master Lease Program), “C”, FSA, 5.5%, 2019	1,750,000	1,976,765
West Virginia Building Commission Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	500,000	555,805
		$17,812,550
Student Loan Revenue – 1.3%
Nebhelp, Inc., Nebraska Rev. Jr., “A-6”, MBIA, 6.45%, 2018	$1,500,000	$1,502,925
Tax – Other – 3.6%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$515,995
Dona Ana County, NM, Gross Receipts Tax Rev., AMBAC, 5.5%, 2015	1,000,000	1,123,590
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	500,000	473,235
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,960,000	2,004,492
		$4,117,312

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 6.1%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$400,000	$396,364
Celebration Community Development District, FL, “A”, 6.4%, 2034	230,000	235,108
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	626,220
Double Branch Community Development District, FL, “A”, 6.7%, 2034	315,000	320,884
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	250,000	243,418
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	405,000	373,305
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	140,000	123,899
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	304,716
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	505,805
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	208,334
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	185,000	159,069
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City Redevelopment Project), 5.375%, 2033	500,000	465,400
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	750,000	682,725
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027	105,000	94,744
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	501,915
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	470,000	393,202
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	150,000	148,085
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	100,000	96,663
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	250,000	221,605
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	495,000	388,530
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037	490,000	400,663
		$6,890,654
Tobacco – 4.2%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032	$250,000	$245,900
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	480,000	414,754
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,405,000	1,137,980
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	635,000	560,686
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	700,000	765,093
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	250,000	27,995
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,380,000	1,145,883
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	400,000	440,040
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	105,000	74,405
		$4,812,736
Toll Roads – 1.8%
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	$495,000	$561,879
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev., “A”, MBIA, 0%, 2015	2,000,000	1,518,980
		$2,080,859
Transportation –Special Tax – 1.1%
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	$1,000,000	$1,266,500
Universities –Colleges – 22.1%
Broward County, FL, Educational Facilities Authority (Nova Southeastern), “B”, 5.5%, 2024	$155,000	$153,080

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities – Colleges – continued
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	$350,000	$341,670
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	99,877
California State University Rev., “A”, AMBAC, 5%, 2026	960,000	976,790
Chicago, IL, State University Rev. Auxiliary Facilities Systems, MBIA, 5.5%, 2023	1,085,000	1,206,596
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	280,000	274,000
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	260,234
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	255,000	222,725
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	99,213
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	97,643
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	360,489
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational
Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,806,620
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	129,650
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies) , 6.125%, 2037	475,000	460,204
Missouri Health & Educational Facilities Authority Rev. (Central Institute for the Deaf), RADIAN, 5.85%, 2010 (c)	600,000	630,120
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	15,290,700
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	572,960
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,271,140
		$25,253,711
Universities – Dormitories – 1.2%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$500,000	$445,340
California Statewide Communities Development Authority Student Housing (University of California - Irvine), 6%, 2040	220,000	219,976
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	130,000	127,253
Middlesex County, NJ, Improvement Authority (Street Student Housing Project), “A”, 5%, 2018	300,000	301,524
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	250,000	220,785
		$1,314,878
Universities – Secondary Schools – 0.2%
Colorado Educational & Cultural Facilities Authority Rev. (Charter School), 5.625%, 2040	$230,000	$223,528
Utilities – Cogeneration – 1.1%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$425,000	$409,407
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	331,421
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	503,008
		$1,243,836
Utilities – Investor Owned – 8.9%
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), “A” 7.7%, 2033	$250,000	$231,413
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	100,000	93,159
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	270,000	220,163
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “A”, 5.9%, 2032	250,000	217,100

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	$250,000	$219,808
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (a)	250,000	247,765
Matagorda County, TX, Navigation District 1 (Houston Lighting.), AMBAC, 5.125%, 2028	2,000,000	1,808,540
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, MBIA, 5.55%, 2029	3,000,000	2,796,240
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	981,180
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	244,175
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy Seward), “A”, 6.75%, 2036	200,000	201,672
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), MBIA, 5.4%, 2017	2,500,000	2,783,825
		$10,045,040
Utilities - Municipal Owned – 0.9%
North Carolina Eastern Municipal Power Agency System Rev., “F”, 5.5%, 2016	$285,000	$296,637
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, MBIA, 5.5%, 2015	640,000	698,746
		$995,383
Utilities - Other – 2.3%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	$120,000	$105,166
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	250,000	215,423
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	215,000	208,621
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	675,861
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	660,369
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	558,949
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	166,193
		$2,590,582
Water & Sewer Utility Revenue – 4.7%
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	$680,000	$690,316
Massachusetts Water Pollution Abatement Trust, “6”, 5.625%, 2010 (c)	1,205,000	1,297,255
Massachusetts Water Resources Authority (Charlestown Navy Yard), “B”, FSA, 5.25%, 2029	600,000	656,250
Puerto Rico Aqueduct & Sewer Authority Rev., MBIA, 6.25%, 2012	1,000,000	1,135,160
Puerto Rico Aqueduct & Sewer Authority Rev., MBIA, 6.25%, 2013	750,000	869,288
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	526,649
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	202,307
		$5,377,225
Total Municipal Bonds		$168,902,353
Floating Rate Demand Notes – 2.4%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 2%, due 9/02/08	$2,600,000	$2,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.2%, due 9/02/08	100,000	100,000
Total Floating Rate Demand Notes		$2,700,000
Total Investments		$171,602,353

Other Assets, Less Liabilities – (8.7)%		(9,818,693)

Preferred shares (issued by the fund) – (43.1)%		(48,750,000)
Net assets applicable to common shares – 100.0%		$113,033,660

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

(d)	Non-income producing security-in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	Crossover refunded bond.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,400,490, representing 2.1% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	$100,000	$103,587
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	360,000	374,314
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	232,276	224,263

Total Restricted Securities			$702,164
% of Net Assets			0.6%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$171,602,353	$—	$171,602,353
Other Financial Instruments	$(4,951)	$—	$—	$(4,951)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$159,038,755

Gross unrealized appreciation	$6,411,153
Gross unrealized depreciation	(5,097,555)

Net unrealized appreciation (depreciation)	$1,313,598

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 8/31/08

Futures contracts outstanding at 8/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	85	$9,971,563	Dec-08	$9,663
U.S. Treasury Note 10 yr (Short)	198	22,869,000	Dec-08	(14,614)

				$(4,951)

At August 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.